CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended
	Mar. 31, 2021		Dec. 31, 2020
Statement of Operations [Abstract]
Formation and operating costs	$ 1,914,450		$ 1,009,807
Loss from operations	(1,914,450)		(1,009,807)
Other income (expense):
Interest income - bank	15		31
Interest earned on investments held in Trust Account	3,457		3,380
Change in fair value of warrant liability	(29,011,000)		(13,296,000)
Other (expense), net	(29,007,528)		(13,292,589)
Net loss	$ (30,921,978)		$ (14,302,396)
Class A Redeemable Common Stock [Member]
Other income (expense):
Weighted average shares outstanding, Basic (in shares)	23,000,000		23,000,000
Weighted average shares outstanding, Diluted (in shares)	23,000,000		23,000,000
Basic net income (loss) per share (in dollars per share)	$ 0	[1]	$ 0
Diluted net income (loss) per share (in dollars per share)	$ 0	[1]	$ 0
Class B Non-Redeemable Common Stock [Member]
Other income (expense):
Net loss	$ (30,921,978)		$ (14,302,396)
Weighted average shares outstanding, Basic (in shares)	5,750,000		5,473,958
Weighted average shares outstanding, Diluted (in shares)	5,750,000		5,473,958
Basic net income (loss) per share (in dollars per share)	$ (5.38)	[2]	$ (2.61)
Diluted net income (loss) per share (in dollars per share)	$ (5.38)	[2]	$ (2.61)

[1]	Excludes net loss from change in fair value of warrant liability. See Note 2.
[2]	Includes net loss from change in fair value of warrant liability. See Note 2.